UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
June 16, 2011 to July 15, 2011
Commission File Number of issuing entity: 333-133770-07
Volkswagen Auto Lease Trust 2009-A

(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-133770
Volkswagen Auto Lease/Loan Underwritten Funding, LLC

(Exact name of depositor as specified in its charter)

Delaware	26-6904375
Delaware	11-3650483

State or other jurisdiction of incorporation or	(I.R.S. Employer Identification Nos. for issuing
organization of the issuing entity	entity and depositor, respectively)

2200 Ferdinand Porsche Drive, Herndon, Virginia	20171

(Address of principal executive offices of the	(Zip Code)
issuing entity)
(703) 364-7000

(Telephone number, including area code)
N/A

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Auto Lease Asset Backed Notes, Series 2009-A, Class A-1 Notes, Class A-2 Notes, Class A-3 Notes and Class A-4 Notes	☐	☐	☑	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

PART I—DISTRIBUTION INFORMATION
Item 1.	Distribution and Pool Performance Information.
Response to Item 1 is set forth in Exhibit 99.1.
PART II—OTHER INFORMATION
Item 2.	Legal Proceedings.
Not applicable
Item 3.	Sales of Securities and Use of Proceeds.
Not applicable
Item 4.	Defaults Upon Senior Securities.
Not applicable
Item 5.	Submission of Matters to a Vote of Security Holders.
Not applicable
Item 6.	Significant Obligors of Pool Assets.
Not applicable
Item 7.	Significant Enhancement Provider Information.
Not applicable
Item 8.	Other Information.
Not applicable
Item 9.	Exhibits.
Exhibit 99.1 Monthly Distribution Report

Signature
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

July 15, 2011	VOLKSWAGEN AUTO LEASE TRUST 2009-A
By VW Credit, Inc. as Servicer

	By:	/s/ Roland Mai
	Name:	Roland Mai
	Title:	General Manager Financial Reporting